Interests in Other Entities - Summary of Principal Direct and Indirect Subsidiaries Classified by Operating Segment (Detail)	12 Months Ended
Dec. 31, 2020
Engineering and Construction [member] | Cumbra Peru S.A [member]
Disclosure of subsidiaries [line items]
Name	Cumbra Peru S.A.
Country	Peru and Colombia
Economic activity	Civil construction, electro-mechanic assembly, buildings management and implementing housing development projects and other related services.
Engineering and Construction [member] | GyM Chile S.p.A. [member]
Disclosure of subsidiaries [line items]
Name	GyM Chile S.p.A.
Country	Chile
Economic activity	Investment funds, investment companies and similar financial entities.
Engineering and Construction [member] | Vial y Vives-DSD S.A. [member]
Disclosure of subsidiaries [line items]
Name	Vial y Vives - DSD S.A.
Country	Chile
Economic activity	Construction engineering projects, civil construction and related technical consultancy, rental of agricultural machinery and equipment, forestry, construction and civil engineering without operator.
Engineering and Construction [member] | Cumbra Ingenieria S.A. [member]
Disclosure of subsidiaries [line items]
Name	Cumbra Ingenieria S.A.
Country	Peru, Mexico, and Bolivia
Economic activity	Advisory and consultancy services in engineering, carrying out studies and projects, managing projects and supervision of works.
Engineering and Construction [member] | Morelco S.A.S. [member]
Disclosure of subsidiaries [line items]
Name	Morelco S.A.S.
Country	Colombia and Ecuador
Economic activity	Providing construction and assembly services, supply of equipment and materials, operation and maintenance and engineering services in the specialties of mechanics, instrumentation and civil works.
Infrastructure [member] | UNNA Energia S.A. [member]
Disclosure of subsidiaries [line items]
Name	UNNA Energia S.A.
Country	Peru
Economic activity	Oil and oil by-products extraction, operation and exploration services, as well as providing storage and fuel dispatch services.
Infrastructure [member] | Oiltanking Andina Services S.A. [member]
Disclosure of subsidiaries [line items]
Name	Oiltanking Andina Services S.A.
Country	Peru
Economic activity	Operation of the gas processing plant of Pisco - Camisea.
Infrastructure [member] | Transportadora de Gas Natural Comprimido Andino S.A.C. [member]
Disclosure of subsidiaries [line items]
Name	Transportadora de Gas Natural Comprimido Andino S.A.C.
Country	Peru
Economic activity	Supply, process and market natural gas and its derivative products.
Infrastructure [member] | Concar S.A.C. [member]
Disclosure of subsidiaries [line items]
Name	Concar S.A.C.
Country	Peru
Economic activity	Highway and roads concessions operation and maintenance.
Infrastructure [member] | Tren Urbano de Lima S.A.[member]
Disclosure of subsidiaries [line items]
Name	Tren Urbano de Lima S.A.
Country	Peru
Economic activity	Concession for the operation of the public transportation system of Lima Metro (Metro de Lima Metropolitana).
Infrastructure [member] | Survial S.A. [member]
Disclosure of subsidiaries [line items]
Name	Survial S.A.
Country	Peru
Economic activity	Concession for constructing, operating and maintaining Section 1 of the “Southern Inter-oceanic” highway.
Infrastructure [member] | Norvial S.A. [member]
Disclosure of subsidiaries [line items]
Name	Norvial S.A.
Country	Peru
Economic activity	Concession for restoring, operating and maintaining the “Ancon — Huacho — Pativilca” section of the Panamericana Norte road.
Infrastructure [member] | Concesin Canchaque S.A. [member]
Disclosure of subsidiaries [line items]
Name	Concesion Canchaque S.A.C.
Country	Peru
Economic activity	Concession for operating and maintaining of the Buenos Aires – Canchaque provincial road highway.
Infrastructure [member] | Concesionaria Vía Expresa Sur S.A. [member]
Disclosure of subsidiaries [line items]
Name	Concesionaria Via Expresa Sur S.A.
Country	Peru
Economic activity	Concession for designing, constructing, operating and maintaining the Via Expresa — Paseo de la Republica in Lima.
Real estate [member] | Viva Negocio Inmobiliario S.A. [Member]
Disclosure of subsidiaries [line items]
Name	Viva Negocio Inmobiliario S.A.
Country	Peru
Economic activity	Developing and managing real estate projects directly or together with other partners.
Parent company operation [member] | Adexus S.A.[member]
Disclosure of subsidiaries [line items]
Name	Adexus S.A.
Country	Chile, Peru, Colombia and Ecuador
Economic activity	IT solutions services.
Parent company operation [member] | CAM Holding S.p.A. [member]
Disclosure of subsidiaries [line items]
Name	CAM Holding S.p.A.
Country	Chile
Economic activity	Investment company.
Parent company operation [member] | Qualys S.A. [member]
Disclosure of subsidiaries [line items]
Name	Qualys S.A.
Country	Peru
Economic activity	Human, economic and technological services to the Corporation’s companies.
Parent company operation [member] | Promotores Asociados de Inmobiliarias S.A. [member]
Disclosure of subsidiaries [line items]
Name	Promotores Asociados de Inmobiliarias S.A.
Country	Peru
Economic activity	Operating in the real-estate industry and engaged in the development and sale of office premises in Peru.
Parent company operation [member] | Negocios del Gas S.A. [member]
Disclosure of subsidiaries [line items]
Name	Negocios del Gas S.A.
Country	Peru
Economic activity	Investment company for construction, operation, and maintenance of the pipeline system to transport natural gas and liquids.
Parent company operation [member] | Inversiones en Autopistas S.A.[member]
Disclosure of subsidiaries [line items]
Name	Inversiones en Autopistas S.A.
Country	Peru
Economic activity	Holding company of shares, participation or any other credit instrument or investment document.
Parent company operation [member] | Agenera S.A.C. [member]
Disclosure of subsidiaries [line items]
Name	Agenera S.A.C.
Country	Perú
Economic activity	Activities related to the generation, cogeneration, transmission, import, export and distribution of electrical energy.